STOCKHOLDERS' EQUITY - Preferred stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,382,714	74,382,714	74,382,714
Preferred stock, shares issued	65,937,090	64,322,487	64,322,487
Preferred stock, shares outstanding	65,937,090	64,322,487	64,322,487
Series A-1 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	3,778,798	3,778,798
Preferred stock, shares issued	3,778,798	3,778,798	3,778,798
Preferred stock, shares outstanding	3,778,798	3,778,798	3,778,798
Series A-2 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	545,372	545,372
Preferred stock, shares issued	545,372	545,372	545,372
Preferred stock, shares outstanding	545,372	545,372	545,372
Series A-3 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	2,423,708	2,423,708
Preferred stock, shares issued	2,423,708	2,423,708	2,423,708
Preferred stock, shares outstanding	2,423,708	2,423,708	2,423,708
Series A-4 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	17,303,891	17,303,891
Preferred stock, shares issued	17,035,717	15,421,114	15,421,114
Preferred stock, shares outstanding	17,035,717	15,421,114	15,421,114
Series B-1 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	18,530,110	18,530,110
Preferred stock, shares issued	18,530,110	18,530,110	18,530,110
Preferred stock, shares outstanding	18,530,110	18,530,110	18,530,110
Series B-1 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	31,800,835	31,800,835
Preferred stock, shares issued	23,623,385	23,623,385	23,623,385
Preferred stock, shares outstanding	23,623,385	23,623,385	23,623,385
Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Issuance of preferred stock, net of offering costs (in shares)	1,614,603	0	4,542,885
Preferred Stock | Series B Preferred
STOCKHOLDERS' EQUITY
Issuance of preferred stock, net of offering costs (in shares)		181,715